Label	Element	Value
Wasatch-Hoisington U.S. Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wasatch-Hoisington U.S. Treasury Fund® — Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund’s investment objective is to provide a rate of return that exceeds the rate of inflation over a business cycle by investing in U.S. Treasury securities with an emphasis on both income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment.)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuit of the Fund’s investment objective, Hoisington Investment Management Company (HIMCo), the Fund’s Sub-Advisor, will:
•	Typically invest at least 90% of the Fund’s total assets in U.S. Treasury securities and in repurchase agreements collateralized by such securities.
•	Adjust the average maturity and effective duration of the Fund’s portfolio based on HIMCo’s assessment of multi-year trends in national and international economic conditions.
•	Invest in long-term U.S. Treasury bonds, including U.S. Treasury Strips (zero coupon Treasury securities), when HIMCo determines that economic conditions suggest lower inflation and the multi-year trend is toward decreasing interest rates.
•	Invest in U.S. Treasury bills or notes, Treasury Inflation-Protected Securities (TIPS), and Floating Rate Notes (FRNs) (maturities less than five years) when HIMCo determines that economic conditions suggest rising inflation and the multi-year trend is toward increasing interest rates.
Over the course of a business cycle, under normal market conditions:
•	The effective duration of the Fund’s holdings is expected to vary from less than a year to a maximum of 25 years.
•	The Fund’s holdings will range in maturity from less than a year to a maximum of the longest maturity Treasury bonds available. As of September 30, 2022, the effective duration of the Fund’s holdings was 19.50 years, and the average maturity of the Fund’s holdings was 26.50 years.
•	When the Fund is invested in securities with longer weighted average maturities it will be more sensitive to changes in market interest rates and its share price may be subject to greater volatility.
•	The Fund’s portfolio turnover rate will vary substantially from year to year. During some periods, turnover will be well below 50%. At other times, turnover could exceed 200% annually. At these times, increased portfolio turnover may result in higher transaction costs and may also result in taxable capital gains.
•	Portfolio adjustments may require the sale of securities prior to their maturity date. The goal of these transactions will be to increase income and/or change the duration of the overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The Fund is subject to the following principal investment risks:
Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. HIMCo seeks to limit credit risk by investing in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government and are viewed as carrying minimal credit risk.
Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to an increase in market interest rates. Even though U.S. Treasury securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. Very low interest rates may magnify interest rate risk. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to recent increases in interest rates by the Federal Reserve and the signaling of potential future increases and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.
Income Risk. Income risk is the potential for a decline in the Fund’s income due to falling interest rates.
Effective Duration. Effective duration is a measure of the responsiveness of a bond’s price to market interest rate changes. For example, if the interest rate increased 1%, a bond with an effective duration of five years would experience a decline in price of approximately 5%. Similarly, if the interest rate increased 1%, the price of a bond with an effective duration of 15 years would decline approximately 15%. The effective duration of the longest maturity U.S. zero coupon bond is 30 years. If the interest rate increased 1%, the value of the longest maturity zero coupon bond would decline approximately 30%. Similarly, if the interest rate decreased 1%, the value of the longest maturity zero coupon bond would increase approximately 30%. Accordingly, a fund with a longer weighted average maturity or effective duration may be impacted to a greater degree than a fund that has a portfolio with a shorter weighted average maturity or effective duration.
Repurchase Agreements Risk. The main risk of a repurchase agreement is that the original seller might default on its obligation to repurchase the securities. If the seller defaults, the Fund will seek to recover its investment by selling the collateral and could encounter restrictions, costs or delays. The Fund will suffer a loss if it sells the collateral for less than the repurchase price.
Risks of Zero Coupon Treasury Securities. The market prices of zero coupon securities, which do not entitle the holder to periodic interest payments, are generally more volatile than the market prices of securities of comparable quality and similar maturity that do pay interest periodically. Zero coupon securities are more sensitive to fluctuations in interest rates than coupon securities of the same maturity.
Volatility Risk. Longer-term bonds are more sensitive to interest rate changes than shorter-term notes and bills. Prices of debt securities move inversely to interest rates. As a result, when the Fund is invested in longer-term securities, it may experience significant negative returns when long-term interest rates increase.
Market Risk. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments due to, among other things, market movements over the short-term or over longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact the Fund’s performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Companies, including banks and financial services companies, could suffer losses if interest rates rise or economic conditions deteriorate.
Additional Market Disruption Risk. In February 2022, Russia commenced a military attack on Ukraine. In response, various countries, including the U.S., issued broad-ranging sanctions on Russia and certain Russian companies and individuals. Although the hostilities between the two countries may escalate and any existing or future sanctions could have a severe adverse effect on Russia’s economy, currency, companies and region, these events may negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities and sanctions may have a negative effect on the Fund’s investments and performance beyond any direct or indirect exposure the Fund may have to Russian issuers or those of adjoining geographic regions. The sanctions and compliance with these sanctions may impair the ability of the Fund to buy, sell, hold or deliver Russian securities and/or other assets, including those listed on U.S. or other exchanges. Russia may also take retaliatory actions or countermeasures, such as cyberattacks and espionage, which may negatively impact the countries and companies in which the Fund may invest. Accordingly, there may be a heightened risk of cyberattacks by Russia in response to the sanctions. The extent and duration of the military action or future escalation of such hostilities; the extent and impact of existing and any future sanctions, market disruptions and volatility; and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on the Fund’s investments as well as the Fund’s performance, and the value or liquidity of certain securities held by the Fund may decline significantly.
Global Pandemic Risk. The value of the Fund’s investments may be impacted by global health crises or other events. For example, an outbreak of the respiratory disease designated as Covid-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of Covid-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions; significant disruptions to business operations across many industries, to supply chains and to customer activity; and have resulted in event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in health care service preparation and delivery; and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant market volatility and disruption which may continue over extended periods. The ultimate impact of Covid-19 or other health emergencies on the domestic and global economies is impossible to predict accurately. Less developed countries and their health systems may be more vulnerable to these impacts. The impact of this Covid-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession and may adversely impact the value of an investment in the Fund.
Operational and Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of the Fund’s securities may negatively impact performance. Operational risk may arise from human error, errors by third parties, communication errors, or technology failures, among other causes. The Fund also relies on a range of services from third-parties, including custody. Any delay or failure in the services provided to the Fund may negatively affect the Fund and its ability to meet its investment objective. Although the Fund and the Fund’s investment adviser seek to reduce operational risks through controls and/or procedures, it is not possible to identify and address all such risks and there is no way to completely protect against or mitigate such risks.
Government and Regulatory Risk. The risk that governments or regulatory authorities may take actions that could adversely affect markets in which the Fund invests and in the economy, more generally. Government and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund and to the companies in which the Fund invests. Such legislation or regulation could restrict the ability of the Fund to fully implement its investment strategies, either generally or with respect to certain securities, industries or countries and could limit or preclude the Fund’s ability to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Historical Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following tables provide information on how the Fund has performed over time. Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total returns table below allows you to compare the performance of the Fund over the time periods indicated to that of a broad-based bond market index. Performance information is updated regularly and is available on the Fund’s website wasatchglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund.The average annual total returns table below allows you to compare the performance of the Fund over the time periods indicated to that of a broad-based bond market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wasatchglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Wasatch-Hoisington U.S. Treasury Fund — Investor Class Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 3/31/2020	26.16%
Worst — 3/31/2021	-16.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s Investor Class returns after taxes on distributions and sale of Fund shares may be higher than the returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
The Fund’s Investor Class returns after taxes on distributions and sale of Fund shares may be higher than the returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from capital losses that would have been incurred.

Wasatch-Hoisington U.S. Treasury Fund | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 YEAR	rr_ExpenseExampleYear01	$ 68
3 YEARS	rr_ExpenseExampleYear03	214
5 YEARS	rr_ExpenseExampleYear05	373
10 YEARS	rr_ExpenseExampleYear10	$ 835
2013	rr_AnnualReturn2013	(16.71%)
2014	rr_AnnualReturn2014	32.58%
2015	rr_AnnualReturn2015	(2.84%)
2016	rr_AnnualReturn2016	0.46%
2017	rr_AnnualReturn2017	10.46%
2018	rr_AnnualReturn2018	(3.84%)
2019	rr_AnnualReturn2019	17.15%
2020	rr_AnnualReturn2020	20.07%
2021	rr_AnnualReturn2021	(4.94%)
2022	rr_AnnualReturn2022	(34.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.95%)
1 YEAR	rr_AverageAnnualReturnYear01	(34.14%)
5 YEARS	rr_AverageAnnualReturnYear05	(3.27%)
10 YEARS	rr_AverageAnnualReturnYear10	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 1986
Wasatch-Hoisington U.S. Treasury Fund | Return After Taxes on Distributions | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(34.71%)
5 YEARS	rr_AverageAnnualReturnYear05	(4.25%)
10 YEARS	rr_AverageAnnualReturnYear10	(1.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 1986
Wasatch-Hoisington U.S. Treasury Fund | Return After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(20.17%)
5 YEARS	rr_AverageAnnualReturnYear05	(2.53%)
10 YEARS	rr_AverageAnnualReturnYear10	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 1986
Wasatch-Hoisington U.S. Treasury Fund | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(13.01%)
5 YEARS	rr_AverageAnnualReturnYear05	0.02%
10 YEARS	rr_AverageAnnualReturnYear10	1.06%